Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,620,000
Previously Paid Amount	0.00
Total Fee Amount	4,090.52
Total Offset Amount	0.00
Net Fee	4,090.52
Narrative - Max Aggregate Offering Price	$ 29,620,000
Final Prospectus	true